MANAGEMENT AGREEMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advances made in connection with management agreement			$ 99,582	$ 75,000	$ 77,800	$ 1,845,902
Receipt of previously impaired receivable	$ 0	$ 117,657	92,573	241,574	$ 387,427	$ 0
Management Agreement [Member]
Advances made in connection with management agreement			99,582	75,000
Receipt of previously impaired receivable			127,957	394,645
Amount receivable under agreement			$ 313,114	$ 0